Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
INTEREST INCOME
Loans	$ 454,915	$ 484,833	$ 522,230
Mortgage-backed securities	48,520	96,142	108,207
Investment securities and cash equivalents	12,856	9,296	14,198
Interest income	516,291	590,271	644,635
INTEREST EXPENSE
Customer accounts	67,903	86,939	115,835
FHLB advances and other borrowings	68,256	106,310	111,861
Interest expense	136,159	193,249	227,696
Net interest income	380,132	397,022	416,939
Provision for loan losses	1,350	44,955	93,104
Net interest income after provision for loan losses	378,782	352,067	323,835
OTHER INCOME
Prepayment penalty on long-term debt	0	(95,565)	0
Gain on sale of investments	0	95,234	8,147
Other	21,933	16,848	17,786
Other income	21,933	16,517	25,933
OTHER EXPENSE
Compensation and benefits	90,815	77,628	72,034
Amortization of intangibles	1,786	1,509	1,447
Occupancy	18,232	15,971	14,480
FDIC insurance premiums	12,215	16,093	20,582
Other	45,037	34,631	29,496
Deferred loan origination costs	(3,845)	(2,978)	(1,980)
Other expense	164,240	142,854	136,059
Loss on real estate acquired through foreclosure, net	(1,859)	(9,819)	(40,050)
Income before income taxes	234,616	215,911	173,659
Income taxes
Current	71,969	61,138	88,373
Deferred	11,142	16,590	(25,855)
Income taxes	83,111	77,728	62,518
NET INCOME	$ 151,505	$ 138,183	$ 111,141
PER SHARE DATA
Basic earnings (in dollars per share)	$ 1.45	$ 1.29	$ 1.00
Diluted earnings (in dollars per share)	$ 1.45	$ 1.29	$ 1.00
Cash dividends per share (in dollars per share)	$ 0.36	$ 0.32	$ 0.24
Basic weighted average number of shares outstanding (in shares)	104,684,812	107,108,703	111,383,877
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)	104,837,470	107,149,240	111,460,106